Property and equipment (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Property and equipment
Beginning balance	$ 2,313,926
Ending balance	1,578,422	$ 2,313,926
Cost
Property and equipment
Beginning balance	2,895,842	2,620,537
Additions	599,578	938,802
Disposals	(429,726)	(635,842)
Transferred from Right-of-use assets		44,807
Transferred to Inventory	(154,912)
Deconsolidation on sale of subsidiary	635,327
Currency translation		(72,462)
Ending balance	2,275,455	2,895,842
Accumulated depreciation
Property and equipment
Beginning balance	(581,916)	(401,555)
Depreciation	257,992	241,046
Disposals	42,029	60,685
Transferred to Inventory	(21,394)
Deconsolidation on sale of subsidiary	(79,452)
Ending balance	(697,033)	(581,916)
Machinery and equipment
Property and equipment
Beginning balance	166,194
Ending balance	158,517	166,194
Machinery and equipment | Cost
Property and equipment
Beginning balance	395,493	333,084
Additions	30,845	62,409
Ending balance	426,338	395,493
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(229,299)	(197,804)
Depreciation	38,522	31,495
Ending balance	(267,821)	(229,299)
Rolling stock
Property and equipment
Beginning balance	15,264
Ending balance	11,220	15,264
Rolling stock | Cost
Property and equipment
Beginning balance	49,274	118,664
Additions	3,088	69,029
Disposals	(6,213)	(136,072)
Currency translation		(2,347)
Ending balance	46,149	49,274
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(34,010)	(29,999)
Depreciation	4,574	25,875
Disposals	3,655	21,864
Ending balance	(34,929)	(34,010)
Computer equipment
Property and equipment
Beginning balance	7,955
Ending balance	3,581	7,955
Computer equipment | Cost
Property and equipment
Beginning balance	25,243	21,032
Additions		565
Transferred from Right-of-use assets		3,646
Ending balance	25,243	25,243
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(17,288)	(12,803)
Depreciation	4,374	4,485
Ending balance	(21,662)	(17,288)
Moulds
Property and equipment
Beginning balance	831,701
Ending balance	965,502	831,701
Moulds | Cost
Property and equipment
Beginning balance	942,425	911,924
Additions	236,654	30,501
Disposals	(62,632)
Ending balance	1,116,447	942,425
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(110,724)	(73,028)
Depreciation	40,949	37,696
Disposals	728
Ending balance	(150,945)	(110,724)
Leasehold improvements
Property and equipment
Beginning balance	248,218
Ending balance	156,553	248,218
Leasehold improvements | Cost
Property and equipment
Beginning balance	362,055	264,356
Additions	10,000	97,699
Ending balance	372,055	362,055
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(113,837)	(44,505)
Depreciation	101,665	69,332
Ending balance	(215,502)	(113,837)
Boat rental fleet
Property and equipment
Beginning balance	1,044,594
Ending balance	283,049	1,044,594
Boat rental fleet | Cost
Property and equipment
Beginning balance	1,121,352	971,477
Additions	318,991	678,599
Disposals	(360,881)	(499,770)
Transferred from Right-of-use assets		41,161
Transferred to Inventory	(154,912)
Deconsolidation on sale of subsidiary	635,327
Currency translation		(70,115)
Ending balance	289,223	1,121,352
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(76,758)	(43,416)
Depreciation	67,908	72,163
Disposals	37,646	38,821
Transferred to Inventory	(21,394)
Deconsolidation on sale of subsidiary	(79,452)
Ending balance	$ (6,174)	$ (76,758)